Gains and losses on disposal and main changes in scope of consolidation - General information (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 22, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Jul. 08, 2019	Jan. 31, 2019
Orange Niger [member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest sold	95.50%
SecureLink [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)					100.00%
Acquisition cost					€ 377
Goodwill recognized					€ 392
SecureData [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)						100.00%
Acquisition cost						€ 100
Goodwill recognized						€ 97
Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Capital stake equity interests acquired (as a percent)			93.60%
Acquisition cost		€ 3		€ 4
Capital stake equity interests acquired during the period (as a percent)		5.40%